Cover	12 Months Ended
Dec. 31, 2024
Cover [Abstract]
Document Type	DEF 14C
Entity Registrant Name	POLOMAR HEALTH SERVICES INC.
Entity Central Index Key	0001265521
Amendment Flag	false